Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity securities
Amortized cost	0	2
Available-for-sale securities
Amortized cost	3,327	4,979
Gross unrealized gains	171	196
Gross unrealized losses	0	17
Fair value	3,498	5,158
Debt securities
Held-to-maturity securities
Amortized cost		2
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		2
Available-for-sale securities
Amortized cost	3,246	4,897
Gross unrealized gains	157	186
Gross unrealized losses	0	17
Fair value	3,403	5,066
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost	452	321
Gross unrealized gains	31	27
Gross unrealized losses	0	0
Fair value	483	348
Debt securities issued by foreign governments
Held-to-maturity securities
Amortized cost		2
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		2
Available-for-sale securities
Amortized cost	1,523	3,211
Gross unrealized gains	82	121
Gross unrealized losses	0	12
Fair value	1,605	3,320
Corporate debt securities
Available-for-sale securities
Amortized cost	823	778
Gross unrealized gains	22	18
Gross unrealized losses	0	5
Fair value	845	791
Collateralized debt obligations
Available-for-sale securities
Amortized cost	448	587
Gross unrealized gains	22	20
Gross unrealized losses	0	0
Fair value	470	607
Equity securities
Available-for-sale securities
Amortized cost	81	82
Gross unrealized gains	14	10
Gross unrealized losses	0	0
Fair value	95	92
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	73	67
Gross unrealized gains	14	9
Gross unrealized losses	0	0
Fair value	87	76
Industry and all other
Available-for-sale securities
Amortized cost	8	15
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Fair value	8	16
Bank
Held-to-maturity securities
Amortized cost	0	2
Available-for-sale securities
Amortized cost	1,857	3,528
Gross unrealized gains	82	123
Gross unrealized losses	0	1
Fair value	1,939	3,650
Bank | Debt securities
Held-to-maturity securities
Amortized cost		2
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		2
Available-for-sale securities
Amortized cost	1,776	3,445
Gross unrealized gains	68	114
Gross unrealized losses	0	1
Fair value	1,844	3,558
Bank | Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost		1
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		1
Bank | Debt securities issued by foreign governments
Held-to-maturity securities
Amortized cost		2
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		2
Available-for-sale securities
Amortized cost	1,288	2,916
Gross unrealized gains	67	113
Gross unrealized losses	0	1
Fair value	1,355	3,028
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost	465	352
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	465	352
Bank | Collateralized debt obligations
Available-for-sale securities
Amortized cost	23	176
Gross unrealized gains	1	1
Gross unrealized losses	0	0
Fair value	24	177
Bank | Equity securities
Available-for-sale securities
Amortized cost	81	83
Gross unrealized gains	14	9
Gross unrealized losses	0	0
Fair value	95	92
Bank | Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	73	68
Gross unrealized gains	14	8
Gross unrealized losses	0	0
Fair value	87	76
Bank | Industry and all other
Available-for-sale securities
Amortized cost	8	15
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Fair value	8	16